Gain on Deregistration of Subsidiaries	12 Months Ended
Jun. 30, 2026
Gain on Deregistration of Subsidiaries [Abstract]
GAIN ON DEREGISTRATION OF SUBSIDIARIES

21. GAIN ON DEREGISTRATION OF SUBSIDIARIES

For the years ended June 30, 2025 and 2024, the Group closed several subsidiaries which had little business operations for years. As a result, the Group recognized gain from deregistration of subsidiaries of a total of $387,847 and $79,202 for the years ended June 30, 2025 and 2024, respectively.